Inventory - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)
Inventory Disclosure [Abstract]
Inventories, net	¥ 95,617		¥ 111,667	$ 13,772
Inventory write-down	¥ 9,201	$ 1,325